                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8253
                                  ---------------------------------------------

                             Boyar Value Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      590 Madison Avenue           New York, New York           10022
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period:   January 1, 2003 through June 30, 2003
                         --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

THE BOYAR VALUE FUND


SEMI-ANNUAL REPORT

JUNE 30, 2003


[BOYAR VALUE FUND LOGO]

[CLAYMORE LOGO]

[BOYAR VALUE FUND LOGO]

                                        August 4, 2003

Dear Boyar Value Fund Shareholder:


SOME THOUGHTS ABOUT THE MARKET

- 2003 started the way 2002 ended, with the bears outdistancing the bulls. This trend quickly reversed course with a quicker than anticipated end to the major hostilities in Iraq, and the passage of a significant economic stimulus package.

- During 2002, the Boyar Value Fund experienced its first negative year since it commenced operations five years ago and although we lost money last year, the percentage decline was far less than the majority of mutual fund managers, and significantly less than the leading stock market indices.

- The fund rebounded quite nicely during the first six months of the current year producing a 13.4% gain (before sales loads, if applicable). These results bested both the DJIA and the S&P 500, but trailed the NASDAQ and Russell 2000.

- On a risk adjusted basis, the fund performed even better. Our large cash position (33.1% on June 30, 2003) inhibited our overall performance. If you back out the cash component, return on equity exceeded 22.0% for the six months ended June 30, 2003.

- In our performance update dated March 31, 2003, we wrote, "Although it is impossible to predict the market's direction during the short term, we believe as a direct result of the precipitous decline in stock prices over the past few years a growing number of businesses are becoming quite attractive."

- Well, the magnitude of the recent rally has significantly reduced the number of businesses that are available to purchase at attractive prices. Finding a great business that you want to own is only half of the investment process. Purchasing the company at an attractive price is of equal importance. The window of opportunity that opened during the first quarter has, in most instances, temporarily closed. What is most troubling to us about the last six months was the huge advance in the NASDAQ, particularly technology, internet and communications-related businesses. The valuations of a great many of these companies are very difficult to justify, utilizing any acceptable analytical benchmark available, and thus we say "buyer beware!"

- Coming into 2003, we would have been quite satisfied with an annual return of 13.0%. It took only six months to achieve those results, and we will remain cautious until "Mr. Market" becomes more accommodating.

-  Remember, patience is a key tenet of successful investing.

STATISTICAL RESULTS

                                                 SIX MONTHS
                                                 ----------
           BOYAR VALUE FUND       RUSSELL 2000 INDEX         DJIA         S&P 500       NASDAQ COMP.
           ----------------       ------------------         ----         -------       ------------
               13.35%                   17.89%               9.00%         11.75%         21.81%

           AVERAGE ANNUAL TOTAL RETURNS SINCE INCEPTION

                                                                              SINCE
                                                                            INCEPTION
           5/5/98 THROUGH 6/30/03             1 YEAR     3 YEAR     5 YEAR   (5/5/98)
           --------------------------------------------------------------------------
           At NAV                              6.12%      5.32%      7.00%      6.70%
           Inclusive of sales charges          0.83%      3.53%      5.92%      5.64%
           After taxes on distribution         0.50%      3.22%      5.69%      5.42%
           After taxes on distribution
            and the sale of shares             0.73%      2.89%      5.01%      4.77%
           S&P 500 Index                       0.25%    -11.19%     -1.61%     -1.20%
           Russell 2000 Index                 -1.63%     -9.34%      5.30%      0.02%

[CHART]

                       CUMULATIVE RETURNS SINCE INCEPTION
                         At NAV (5/5/98 through 6/30/03)

S&P 500 Index                  -6.04%
Russell 2000 Index              0.10%
Boyar Value Fund               39.70%

Past performance is not indicative of future results. The Boyar Value Fund has a maximum sales charge of 5.00%. After-tax returns are calculated using the highest historical individual Federal income tax rate and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable securities. It is important to note that certain fees of the Fund are currently being waived and absent such waivers returns would have been lower.

The S&P 500 is an unmanaged index of stocks trading in the United States. Index performance illustrated is hypothetical and is not indicative of any mutual fund investment.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8.00% of the total market capitalization of the Russell 3000 Index. Index performance illustrated is hypothetical and is not indicative of any mutual fund investment.

SEARS ROEBUCK - AN EXAMPLE OF THE MARKETPLACE OVERREACTING TO NEGATIVE NEWS, AND HOW THE BOYAR VALUE FUND TOOK ADVANTAGE OF THE OPPORTUNITY.

- The Boyar Value Fund believes that the market price of a stock on any given day does not reflect the underlying worth of a business, but represents what a buyer is willing to pay for the equity of the company at that particular moment in time, and what a seller is willing to accept, for those shares.

- Sears common shares lost a significant portion of its market capitalization when it disclosed problems at its credit card operation. We have found that on occasion Wall Street will overreact to such announcements. We believed this was the case with Sears.

- We began purchasing Sears common equity for the Boyar Value Fund on October 21, 2002 at a price of $24.71. We continued to buy more shares, and did so through May 6, 2003. In total we purchased 9,800 shares, at an average price of $26.97.

- Our investment rationale was quite simple. In our opinion, the credit card operation was worth slightly less than the current market value of the entire enterprise, and you were getting its retail business and real estate that it owned for virtually zero cost.

- On July 15th, Sears announced it would sell its credit card operation to Citigroup for more than $3 billion.

- The question now remains will Sears sell its real estate? Sears owns 519 of its 872 mall stores, which in our opinion could fetch over $7 billion.

-  Sears shares closed at $40.62 on August 1, 2003.

BOYAR VALUE FUND PHILOSOPHY GOALS

- The Boyar Value Fund tends to buy the common shares of publicly traded businesses that are selling in the market place at significant discounts to our estimate of their intrinsic or private market value. We will not, and never have, invested in fads or gimmicks such as the Internet.

- Furthermore, a substantial number of businesses that we invest in are either not widely followed by the majority of Wall Street brokerage houses or may have plummeted in value because they failed to meet analysts' earnings expectations.

- Purchasing out of favor companies may inhibit short-term performance since it may take some time for these companies to right themselves. On the other hand, we believe that it does create a "margin of safety," since most of these companies have plunged in value by such a margin that a good deal of the downside risk has been significantly reduced.

- Over an investment time horizon of three to five years, it is our hope that these undervalued corporations will be re-evaluated upward by the stock market or the assets of the businesses may be acquired by a third party.

- The competition to capture mutual fund assets is quite fierce. Most of the large mutual fund families have considerable sales forces and extensive marketing budgets. In many instances, no matter how great your track record, in order to be on the preferred list of funds for full service brokers you have to make a fairly significant up front payment, an arrangement known as revenue sharing. Since Boyar Value Fund currently does not utilize any of these tactics, we are counting on good performance and referrals to grow. We would appreciate you telling your friends and business associates about the Boyar Value Fund.

If you have any questions, please do not hesitate to call (212) 995-8300.


                                                     Very truly yours,

                                                     /s/ Mark A. Boyar


                                                     Mark A. Boyar
                                                     Chief Investment Officer

Past performance is not a guarantee of future results.

Pursuant to a written contract, the Investment Manager and the Adviser have agreed to waive a portion of their fees and reimburse certain expenses of the Fund to the extent necessary to limit the Fund's operating expenses to 1.75% of average daily net assets. Without the waivers and reimbursements, the Fund's performance may be lower.

Claymore Securities, Inc., 210 North Hale Wheaton, Illinois 60187 distributes the fund.

                             BOYAR VALUE FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2003
                                   (Unaudited)

ASSETS
      Investment securities:
           At cost                                                            $   17,093,273
                                                                              ==============
           At value                                                           $   18,495,029
      Dividends and interest receivable                                               10,115
      Receivable for investments sold                                                 47,669
      Receivable for capital shares sold                                               9,222
      Other assets                                                                    29,559
                                                                              --------------
           TOTAL ASSETS                                                           18,591,594
                                                                              --------------

LIABILITIES
      Payable for capital shares redeemed                                             12,542
      Payable to Directors'                                                            8,393
      Payable to Administrator                                                         2,075
      Other accrued expenses and liabilities                                          10,535
                                                                              --------------
           TOTAL LIABILITIES                                                          33,545
                                                                              --------------

NET ASSETS                                                                    $   18,558,049
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                                                               $   16,801,523
Accumulated net investment loss                                                      (41,333)
Accumulated net realized gains on investment transactions                            396,103
Net unrealized appreciation on investments                                         1,401,756
                                                                              --------------
NET ASSETS                                                                    $   18,558,049
                                                                              ==============

Shares of beneficial interest outstanding (1,000,000,000 shares
   authorized, $0.001 par value)                                                   1,391,865
                                                                              ==============

Net asset value and redemption price per share (a)                            $        13.33
                                                                              ==============

Maximum offering price per share
   (net asset value plus sales charge of 5.00% of the offering price) (b)     $        14.03
                                                                              ==============

(a) Redemption price per share varies by amount invested and length of time held.
(b)  On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                             STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2003
                                   (Unaudited)

INVESTMENT INCOME
      Dividends                                                               $       63,073
      Interest                                                                        30,385
                                                                              --------------
           TOTAL INVESTMENT INCOME                                                    93,458
                                                                              --------------

EXPENSES
      Investment advisory fees                                                        38,455
      Management fees                                                                 38,455
      Distribution fees                                                               19,228
      Transfer agent fees                                                             15,322
      Accounting services fees                                                        13,615
      Professional fees                                                               13,321
      Administrative services fees                                                    11,537
      Registration fees                                                                8,798
      Printing and postage expenses                                                    8,655
      Directors' fees and expenses                                                     7,652
      Custodian fees                                                                   6,886
      Insurance expense                                                                6,279
      Amortization of organization expenses                                            5,927
      Other expenses                                                                      19
                                                                              --------------
           TOTAL EXPENSES                                                            194,149
      Fees waived by the Adviser                                                     (29,679)
      Fees waived by the Manager                                                     (29,679)
                                                                              --------------
           NET EXPENSES                                                              134,791
                                                                              --------------

NET INVESTMENT LOSS                                                                  (41,333)
                                                                              --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
      Net realized gains from security transactions                                  528,382
      Net change in unrealized appreciation/depreciation on investments            1,561,454
                                                                              --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                   2,089,836
                                                                              --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $    2,048,503
                                                                              ==============

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX
                                                                          MONTHS ENDED    FOR THE YEAR
                                                                            JUNE 30,         ENDED
                                                                              2003        DECEMBER 31,
                                                                           (UNAUDITED)        2002
                                                                          ------------    ------------
FROM OPERATIONS
      Net investment loss                                                 $    (41,333)   $    (59,438)
      Net realized gains/(losses) from security transactions                   528,382          (5,913)
      Net change in unrealized appreciation/depreciation on investments      1,561,454      (1,422,721)
                                                                          ------------    ------------
Net increase/(decrease) in net assets from operations                        2,048,503      (1,488,072)
                                                                          ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
      From net realized gains                                                        -        (235,524)
                                                                          ------------    ------------
Total distributions                                                                  -        (235,524)
                                                                          ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                              3,360,283       5,746,935
      Net asset value of shares issued in reinvestment of
         distributions to shareholders                                               -         217,714
      Payments for shares redeemed                                          (1,239,030)     (2,307,791)
                                                                          ------------    ------------
Net increase in net assets from capital share transactions                   2,121,253       3,656,858
                                                                          ------------    ------------

TOTAL INCREASE IN NET ASSETS                                                 4,169,756       1,933,262

NET ASSETS
      Beginning of period                                                   14,388,293      12,455,031
                                                                          ------------    ------------
      End of period                                                       $ 18,558,049    $ 14,388,293
                                                                          ============    ============

CAPITAL SHARE ACTIVITY
      Shares Sold                                                              271,012         459,205
      Shares Reinvested                                                              -          18,482
      Shares Redeemed                                                         (102,841)       (186,974)
                                                                          ------------    ------------
      Net increase in shares outstanding                                       168,171         290,713
                                                                          ============    ============

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                Per Share Data and Ratios Throughout Each Period

                                  SIX MONTHS
                                     ENDED              YEAR           YEAR           YEAR          YEAR          PERIOD
                                   JUNE 30,            ENDED          ENDED          ENDED          ENDED          ENDED
                                     2003           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  (UNAUDITED)           2002           2001           2000          1999          1998(a)
                                  ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at beginning
  of period                       $      11.76      $      13.35   $      11.58   $      11.09   $       9.72   $      10.00
                                  ------------      ------------   ------------   ------------   ------------   ------------
Activity from investment
  operations:
   Net investment income/(loss)          (0.03)            (0.05)         (0.01)          0.03           0.01           0.03
   Net realized and unrealized
      gains (losses) on
      investments                         1.60             (1.34)          1.78           0.76           1.37          (0.28)
                                  ------------      ------------   ------------   ------------   ------------   ------------
Total from investment operations          1.57             (1.39)          1.77           0.79           1.38          (0.25)
                                  ------------      ------------   ------------   ------------   ------------   ------------
Less distributions:
   From net investment income                -                 -              -(b)       (0.03)         (0.01)         (0.03)
   From net realized gains on
      investments                            -             (0.20)             -(b)       (0.27)             -              -
                                  ------------      ------------   ------------   ------------   ------------   ------------
Total distributions                          -             (0.20)             -          (0.30)         (0.01)         (0.03)
                                  ------------      ------------   ------------   ------------   ------------   ------------

Net asset value at end of period  $      13.33      $      11.76   $      13.35   $      11.58   $      11.09   $       9.72
                                  ============      ============   ============   ============   ============   ============

Total return (c)                         13.35%(d)        (10.45%)        15.31%          7.10%         14.24%         (2.46%)(d)
                                  ============      ============   ============   ============   ============   ============

Net assets at end of period       $ 18,558,049      $ 14,388,293   $ 12,455,031   $  6,375,190   $  4,134,644   $  1,415,827
                                  ============      ============   ============   ============   ============   ============

Ratio of gross expenses to
   average net assets (e)                 2.52%(f)          2.64%          2.85%          3.95%          5.28%         13.19%(f)

Ratio of net expenses to average
   net assets                             1.75%(f)          1.75%          1.75%          1.75%          1.75%          1.75%(f)

Ratio of net investment income
   (loss) to average net assets          (0.54%)(f)        (0.45%)        (0.12%)         0.30%          0.15%          0.66%(f)

Portfolio turnover rate                     13%               19%            17%            42%             8%             0%

(a) Represents the period from the commencement of operations (May 5, 1998) through December 31, 1998.
(b)  Amount rounds to less than $0.01.
(c)  Total returns shown exclude the effect of applicable sales loads.
(d)  Not annualized.
(e) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser/Manager.
(f)  Annualized.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                            PORTFOLIO OF INVESTMENTS

                                  June 30, 2003
                                   (Unaudited)

  SHARES                                                          VALUE
----------                                                    -------------
              COMMON STOCKS - 66.6%
              CONSUMER DISCRETIONARY - 35.2%
    29,000    AOL Time Warner, Inc.*                          $     466,610
     4,400    A.T. Cross Co., Class A*                               26,136
    10,300    Best Buy Co., Inc.*                                   452,376
    21,063    Cablevision Systems Corp., Class A*                   437,268
    14,000    Carnival Corp.                                        455,140
     6,000    Comcast Corp., Class A Special*                       172,980
     3,000    Dow Jones & Co., Inc.                                 129,090
     6,000    Ethan Allen Interiors, Inc.                           210,960
    56,300    Hanover Direct, Inc.*                                  15,764
    30,100    Hilton Hotels Corp.                                   384,979
    10,900    IHOP Corp.                                            344,113
    17,000    Limited Brands                                        263,500
    14,800    McDonald's Corp.                                      326,488
     5,000    Meredith Corp.                                        220,000
    15,000    MGM Mirage*                                           512,700
    20,600    Midas, Inc.*                                          249,672
     4,000    Neiman Marcus Group, Inc. (The), Class A*             146,400
    22,500    Playboy Enterprises, Inc., Class B*                   306,000
     3,500    Scholastic Corp.*                                     104,230
     9,800    Sears, Roebuck & Co.                                  329,672
    38,700    Spiegel, Inc., Class A*                                 3,096
    19,100    Toys "R" Us, Inc.*                                    231,492
    11,000    Tupperware Corp.                                      157,960
     4,153    Viacom, Inc., Class B*                                181,320
    20,500    Walt Disney Co. (The)                                 404,875
                                                              -------------
                                                                  6,532,821
                                                              -------------
              CONSUMER STAPLES - 3.9%
     6,000    CVS Corp.                                             168,180
     6,000    H.J. Heinz Co.                                        197,880

See accompanying notes to financial statements.

  SHARES                                                          VALUE
----------                                                    -------------
              CONSUMER STAPLES (CONTINUED)
    29,000    PepsiAmericas, Inc.                             $     364,240
                                                              -------------
                                                                    730,300
                                                              -------------
              FINANCIAL SERVICES - 14.3%
     2,000    American Express Co.                                   83,620
    13,000    Bank of New York Co., Inc. (The)                      373,750
     4,500    Bank One Corp.                                        167,310
     8,800    Citigroup, Inc.                                       376,640
     9,000    Hudson United Bancorp                                 307,350
    18,750    J.P. Morgan Chase & Co.                               640,875
     2,200    Lehman Brothers Holdings, Inc.                        146,256
     5,000    Merrill Lynch & Co., Inc.                             233,400
     9,000    Providian Financial Corp.*                             83,340
    14,315    Travelers Property Casualty Corp., Class A            227,609
       647    Travelers Property Casualty Corp., Class B             10,203
                                                              -------------
                                                                  2,650,353
                                                              -------------
              HEALTHCARE - 3.0%
    17,800    Bristol-Myers Squibb Co.                              483,270
     4,200    IMS Health, Inc.                                       75,558
                                                              -------------
                                                                    558,828
                                                              -------------
              INDUSTRIAL - 5.2%
    23,200    Aviall, Inc.*                                         263,784
     6,400    CDI Corp.*                                            166,144
    24,000    Cendant Corp.*                                        439,680
     3,000    General Electric Co.                                   86,040
                                                              -------------
                                                                    955,648
                                                              -------------
              INFORMATION TECHNOLOGY - 2.9%
     8,000    Diebold, Inc.                                         346,000
     8,000    DSP Group, Inc.*                                      172,240

See accompanying notes to financial statements.

  SHARES                                                                        VALUE
----------                                                                 --------------
              INFORMATION TECHNOLOGY (CONTINUED)
     2,666    ParthusCeva, Inc.*                                           $       21,728
                                                                           --------------
                                                                                  539,968
                                                                           --------------
              TELECOMMUNICATION SERVICES - 2.1%
     8,000    ALLTEL Corp.                                                        385,760
                                                                           --------------

              TOTAL COMMON STOCKS                                              12,353,678
                                                                           --------------
              MONEY MARKET - 2.4%
   441,225    First American Treasury Obligations Fund, 0.33%**                   441,225
                                                                           --------------

PRINCIPAL
 AMOUNT
----------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.7%
$5,700,126    Federal Home Loan Bank, Discount Notes, 0.91%, 7/14/03            5,700,126
                                                                           --------------

              TOTAL INVESTMENTS - 99.7% (Cost $17,093,273)                     18,495,029

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                         63,020
                                                                           --------------

              NET ASSETS - 100.0%                                          $   18,558,049
                                                                           ==============

*  - Non-income producing security.
** - Money market fund; interest rate reflects SEC seven-day yield on June 30, 2003.

See accompanying notes to financial statements.

                             BOYAR VALUE FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2003
                                   (Unaudited)

1. ORGANIZATION

Boyar Value Fund, Inc. (the "Fund"), is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and was incorporated on February 28, 1997 under the laws of the State of Maryland.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES -- The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange. Securities traded on a national stock exchange are valued at their closing sales price on the principal exchange where the security is traded or, if not traded on a particular day, at their closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Directors (the "Board"). Investments in investment companies are valued at their respective net asset values as reported by such companies. Short-term notes having less than 61 days remaining until maturity are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

ORGANIZATION EXPENSES -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,601,794 and $1,279,046, respectively.

4. TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Claymore Fund Management Company, LLC (the "Manager") is responsible for managing the daily business operations of the Fund. Boyar Asset Management, Inc. (the "Adviser") provides continuous advisory services to the Fund, and Claymore Securities, Inc. (the "Distributor") acts as distributor of the Fund's shares. The Fund has employed Integrated Fund Services, Inc. ("IFS") to provide administration, accounting and transfer agent services. Certain Directors and officers of the Fund are also officers of the Manager, the Adviser or IFS.

MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT -- Pursuant to a Management Agreement with the Fund, the Manager, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others, including the Adviser. As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to an Investment Advisory Agreement between the Manager, the Adviser and the Fund, the Adviser agrees to furnish continuous investment advisory services to the Fund. For these services, the Fund pays the Adviser an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets.

Pursuant to a written contract, the Manager, the Adviser and the Distributor have agreed to waive a portion of their respective management, advisory and distribution fees and reimburse certain expenses of the Fund to the extent necessary to limit the Fund's total annual operating expenses to 1.75% of the Fund's average daily net assets (the "expense limitation"). The Manager, the Adviser and the Distributor may subsequently recover reimbursed expenses and/or waived fees (within 2 years of the fiscal year end in which the waiver/reimbursement occurred) from the Fund to the extent that the Fund's expense ratio is less than the expense limitation. As of June 30, 2003, the Manager, the Adviser and the Distributor have the following amounts of waived/reimbursed expenses that may be recovered:

                       AMOUNT             EXPIRATION DATE
                   ------------------------------------------
                      $ 59,358          December 31, 2005
                      $ 71,680          December 31, 2004

ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders, and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board. For these services, IFS receives a monthly fee from the Fund, based on current asset levels of the Fund, subject to a minimum monthly fee.

SHAREHOLDER SERVICING AND DISTRIBUTION PLAN -- The Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets and is paid to the Distributor to provide compensation for ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by the Adviser or IFS.

5. SUBSEQUENT EVENT

Effective July 1, 2003, BISYS Fund Services Ohio, Inc. ("BISYS") became the new Administrator and Fund Accounting Agent to the Fund and on July 21, 2003, BISYS became the new Transfer Agent.

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

FUND MANAGER

Claymore Fund Management Company, LLC
210 North Hale Street
Wheaton, IL 60187

INVESTMENT ADVISER

Boyar Asset Management, Inc.
35 East 21st Street
New York, NY 10010

ADMINISTRATOR

Integrated Fund Services, Inc.
221 East Fourth Street, Suite 300
Cincinnati, OH 45202

Effective July 1, 2003
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

         (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Boyar Value Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Arthur A. Jensen       Arthur A. Jensen, Treasurer
                         -------------------------------------------------------

Date  August 25, 2003
    ---------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elizabeth W. Lawrence  Elizabeth W. Lawrence,
                         --------------------------  President
                                                     ----------------------

Date  August 25, 2003
    ---------------------------------------------

By (Signature and Title)* /s/ Arthur A. Jensen       Arthur A. Jensen,
                         ---------------------       Treasurer
                                                     ----------------------

Date  August 25, 2003
    ---------------------------------------------


* Print the name and title of each signing officer under his or her signature.